PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of Prepaid expenses and other current assets

		December 31,
		2021	2022
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	24,518	29,915
Loans made to employees	(b)	20,584	34,421
Prepaid value-added tax		18,350	16,736
Professional fee		18,244	16,078
Prepaid rental expenses		15,669	6,837
Long-term investment disposal receivable		13,000	—
Inventory		5,870	7,186
Prepaid advertising expenses		2,654	9,743
Others		28,273	20,163
Total prepaid expenses and other current assets		147,162	141,079
Less: allowance for credit losses	(c)	7,405	29,740
Prepaid expenses and other current assets, net		139,757	111,339

(a)	It mainly included prepaid advertising deposits.
(b)	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.
(c)	It mainly included the allowance for credit losses on loans made to employees, including housing loans, living loans and imprest fund loans.

	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	—	7,405	7,405
Additions charged to bad debt expense	7,405	—	22,335
Balance at the end of the year	7,405	7,405	29,740